UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Money Market Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2009

Money Market Fund Securities owned by the Fund on June 30, 2009 (Unaudited)

	Interest	Maturity	Par value
Issuer	rate	date	(000)	Value

Asset Backed Securities 1.80%				$8,000,000
(Cost $8,000,000)

Asset Backed Securities 1.80%				8,000,000
BMW Vehicle Lease Trust,
Ser 2009-01	0.792%	01/15/10	4,000	4,000,000
John Deere Owner Trust,
Ser 2009-A	1.132	07/02/10	2,000	2,000,000
Nissan Auto Lease Trust,
Ser 2009-A	1.043	06/15/10	2,000	2,000,000

	Interest	Maturity	Par value
Issuer	rate	date	(000)	Value

Commercial Paper 27.32%				$121,347,667
(Cost $121,347,667)

Agricultural Products 1.13%				5,000,000
Cargill, Inc.,
	0.150%	07/01/09	5,000	5,000,000

Asset Backed - Finance 4.97%				22,082,735
CAFCO, LLC
	0.280	07/17/09	5,000	4,999,378
CAFCO, LLC
	0.270	07/13/09	2,553	2,552,770
Govco, LLC
	0.350	08/21/09	5,000	4,997,521
Govco, LLC
	0.300	08/05/09	5,000	4,998,542
Ranger Funding Co., LLC
	0.270	07/15/09	4,535	4,534,524

Asset Backed - Loan Receivables 5.75%				25,546,404
Falcon Asset Securitization Co., LLC
	0.270	07/23/09	11,800	11,798,010
Jupiter Securitization Co., LLC
	0.280	07/15/09	5,000	4,999,456
Jupiter Securitization Co., LLC
	0.280	07/22/09	3,750	3,749,388
Jupiter Securitization Co., LLC
	0.270	07/13/09	5,000	4,999,550

Banks - Foreign 1.80%				8,000,000
BNP Paribas Finance, Inc.
	0.090	07/01/09	8,000	8,000,000

Finance - Auto Loans 8.78%				38,993,449
American Honda Finance Corp.
	0.680	07/09/09	11,000	10,998,565
American Honda Finance Corp.
	0.600	07/09/09	10,000	9,999,000
BMW US Capital, LLC
	1.300	07/07/09	5,000	4,998,917

Money Market Fund Securities owned by the Fund on June 30, 2009 (Unaudited)

	Interest	Maturity	Par value
Issuer	rate	date	(000)	Value

Finance - Auto Loans (continued)
BMW US Capital, LLC
	1.300%	07/13/09	7,000	6,996,967
BMW US Capital, LLC
	1.250	07/01/09	6,000	6,000,000

Pharmaceuticals 1.57%				6,976,258
Pfizer, Inc.
	0.550	02/08/10	7,000	6,976,258

Telecommunications 3.32%				14,748,821
Verizon Communications, Inc.
	0.350	07/06/09	5,000	4,999,757
Verizon Communications, Inc.
	0.330	07/13/09	6,750	6,749,233
Verizon Communications, Inc.
	0.290	07/08/09	3,000	2,999,831

Corporate Interest-Bearing Obligations 71.09%				$315,702,077
(Cost $315,702,077)
	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value

Asset Backed - Finance 1.13%				5,000,000
Citigroup Funding, Inc.
(C)(P)	0.651%	07/12/12	5,000	5,000,000

Banks - U.S. 16.94%				75,240,165
Bank of America Corp.
(C)(P)	1.339	04/30/12	10,000	10,000,000
Bank of America Corp.
(P)	1.239	07/30/09	16,000	15,992,125
Bank of America Corp.
(C)(P)	0.808	06/22/12	4,000	4,000,000
Bank of America Corp.
(C)(P)	0.659	09/13/10	6,000	6,000,000
Bank of New York Mellon
(P)	1.228	10/14/09	10,280	10,283,720
Citibank NA
(C)(P)	1.016	05/07/12	4,000	4,000,000
Huntington National Bank
(C)(P)	1.068	06/01/12	7,000	7,000,000
Union Bank NA
(C)(P)	0.824	03/16/12	2,000	2,000,000
Wachovia Bank NA
(P)	0.380	08/10/09	10,000	9,984,851
Wells Fargo & Co.
(P)	0.729	09/15/09	5,984	5,979,469

Chemicals 2.44%				10,814,682
EI Du Pont de Nemours & Co.
	6.875	10/15/09	6,070	6,189,276
EI Du Pont de Nemours & Co.
	4.125	04/30/10	4,500	4,625,406

Money Market Fund Securities owned by the Fund on June 30, 2009 (Unaudited)

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value

Diversified Financial Services 10.76%				47,803,918
General Electric Capital Corp.
	3.750%	12/15/09	5,800	5,879,784
General Electric Capital Corp.
(P)	1.122	10/26/09	5,000	5,000,000
General Electric Capital Corp.
(C)(P)	0.839	03/12/12	5,000	5,000,000
General Electric Capital Corp.
(P)	0.749	12/15/09	3,805	3,802,411
General Electric Capital Corp.
(C)(P)	0.728	03/11/11	2,000	2,000,000
General Electric Capital Corp.
(P)	0.669	03/12/10	3,000	2,969,200
Honeywell International, Inc.
	0.528	08/01/09	1,095	1,094,510
IBM Corp.
	4.250	09/15/09	6,000	6,045,900
IBM International Group Capital, LLC
(P)	1.393	07/29/09	11,000	11,008,549
IBM International Group Capital, LLC
(P)(S)	0.881	09/25/09	5,000	5,003,564

Finance - Auto Loans 6.13%				27,206,187
American Honda Finance Corp.
(P)(S)	1.006	02/09/10	1,058	1,050,980
John Deere Capital Corp.
(P)	1.411	10/16/09	5,000	4,998,578
John Deere Capital Corp.
(P)	0.707	09/01/09	4,650	4,655,619
Toyota Motor Credit Corp.
(P)	0.670	05/05/09	12,500	12,500,000
Toyota Motor Credit Corp.
(P)	0.600	09/09/09	4,000	4,001,010

Health Care Supplies 4.99%				22,176,074
Procter & Gamble Co.
(P)	0.663	09/09/09	2,000	2,000,758
Procter & Gamble International Funding
(P)	1.223	02/08/10	6,000	6,010,067
Procter & Gamble International Funding
(P)(S)	1.176	07/06/09	11,165	11,165,249
Procter & Gamble International Funding
(P)	0.996	05/07/10	3,000	3,000,000

Investment Banking & Brokerage 19.66%				87,326,065
Bear Stearns Cos., Inc.
(P)	1.392	07/16/09	5,000	5,004,700
Citigroup Funding, Inc.
(C)(P)	1.139	07/30/10	9,000	9,002,469
Citigroup Funding, Inc.
(C)(P)	0.897	03/30/12	2,000	2,000,000
Goldman Sachs Group, Inc.
(C)(P)	1.206	11/09/11	9,000	9,024,908
Goldman Sachs Group, Inc.
(P)	0.934	11/16/09	8,900	8,903,218

Money Market Fund Securities owned by the Fund on June 30, 2009 (Unaudited)

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value

Investment Banking & Brokerage (continued)
Goldman Sachs Group, Inc.
(P)	0.856%	03/02/10	4,000	3,963,366
Goldman Sachs Group, Inc.
(C)(P)	0.829	03/15/12	3,000	3,000,000
Goldman Sachs Group, Inc.
(P)	0.691	12/23/09	7,400	7,396,195
JPMorgan Chase & Co.
(P)	1.176	11/19/09	8,000	8,010,689
JPMorgan Chase & Co.
(C)(P)	0.859	06/15/12	8,000	8,020,520
JPMorgan Chase & Co.
(C)(P)	0.854	12/16/12	5,000	5,000,000
JPMorgan Chase & Co.
(C)(P)	0.741	02/23/11	3,000	3,000,000
Morgan Stanley
(C)(P)	1.236	02/10/12	7,000	7,000,000
Morgan Stanley
(C)(P)	0.959	06/20/12	5,000	5,000,000
Morgan Stanley
(C)(P)	0.829	03/13/12	3,000	3,000,000

Machinery - Construction & Mining 3.36%				14,933,472
Caterpillar Financial Services Corp.
	4.150	01/15/10	2,000	2,033,563
Caterpillar Financial Services Corp.
(P)	1.199	10/09/09	4,000	4,002,430
Caterpillar Financial Services Corp.
(P)	1.006	08/11/09	8,890	8,897,479

General Merchandise Stores 0.44%				1,926,031
Target Corp.
(P)	1.111	08/07/09	1,925	1,926,031

Telecommunications 5.24%				23,275,483
AT&T, Inc.
(P)	1.116	02/05/10	11,000	11,005,038

SBC Communications, Inc.	4.125	09/15/09	12,210	12,270,445

Total investments (Cost $445,049,744)† 100.21%				$445,049,744

Other assets and liabilities, net (0.21%)				($918,702)

Total net assets 100.00%				$444,131,042

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

(C) These securities are issued under the Temporary Liquidity Gurantee Program and are insured by Federal Deposit Insurance Corporation. These securities amounted to $97,047,897 or 21.85% of net assets of the Fund as of June 30, 2009.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

Money Market Fund Securities owned by the Fund on June 30, 2009 (Unaudited)

† At June 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $445,049,744.

Notes to the Schedule of Investments (unaudited)

Security valuation

Securities in the Fund’s portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act, as amended, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income is accrued daily and included in interest receivable.

Fair Value Measurements

The Fund use a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual funds, are valued using this technique.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

Investments in Securities
	Level 1	Level 2	Level 3	Totals
Asset Backed Securities	-	$8,000,000	-	$8,000,000
Commercial Papers	-	121,347,667	-	121,347,667
Corporate Interest-Bearing Obligations	-	315,702,077	-	315,702,077
Total Investment in Securities	-	$ 445,049,744	-	$ 445,049,744

Fixed income risk

6

Fixed income including short-term money market investments or debt instruments securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Sector risk

The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. The concentration is closely tied to a single sector of the economy which may cause the Fund to underperform other sectors. Specifically, financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly.

7

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Money Market Fund.

440Q1 6/09
8/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: August 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: August 26, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: August 26, 2009